Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
On July 31, 2015, the Company acquired a ship-to-ship transfer business (or SPT) from a company jointly-owned by Teekay and a Norway-based marine transportation company, I.M. Skaugen SE (see note 24). Following the acquisition, the Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation of all of its tankers, including those employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s lightering support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations and other related services. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following table includes results for the Company’s revenue and income from operations by segment for the years ended December 31, 2016 and 2015. Prior to 2015, the Company had one operating segment.

Year Ended December 31, 2016	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues	488,961	41,136	(3,201)	526,896
Voyage expenses	(58,442)	—	3,201	(55,241)
Vessel operating expenses	(150,100)	(32,498)	—	(182,598)
Time-charter hire expense	(57,368)	(2,279)	—	(59,647)
Depreciation and amortization	(99,024)	(5,125)	—	(104,149)
General and administrative expenses	(14,444)	(3,767)	—	(18,211)
(Loss) gain on sale of vessels	(20,926)	332	—	(20,594)
Income (loss) from operations (2)	88,657	(2,201)	—	86,456
Equity income	13,101	—	—	13,101

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred of approximately $25,000 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Year Ended December 31, 2015	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues	496,455	18,587	(849)	514,193
Voyage expenses	(19,468)	(348)	—	(19,816)
Vessel operating expenses	(123,572)	(14,441)	849	(137,164)
Time-charter hire expense	(74,860)	(38)	—	(74,898)
Depreciation and amortization	(72,118)	(1,642)	—	(73,760)
General and administrative expenses	(15,369)	(1,985)	—	(17,354)
Gain on sale of vessel	771	—	—	771
Restructuring charge	(4,445)	(327)	—	(4,772)
Income (loss) from operations (2)	187,394	(194)	—	187,200
Equity income	14,411	—	—	14,411

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred of approximately $25,000 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at December 31, 2016 $	As at December 31, 2015 $
Conventional Tanker	1,807,602	2,020,317
Ship-to-Ship Transfer	26,468	24,429
Cash and cash equivalents	68,108	96,417
Accounts receivable	30,247	28,313
Total assets	1,932,425	2,169,476